Expense Example - PlanRock Alternative Growth ETF - PlanRock Alternative Growth ETF	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	$ 986